TAXES (Details - Provision for taxes) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income before tax	$ 256,293	$ 3,916,772	$ 294,233
Statutory Canadian tax rate	26.50%	26.50%	26.50%
Income tax based on statutory tax rate	$ 67,918	$ 1,037,945	$ 77,972
Reduction due to small business deduction	0	(54,161)	0
Difference on tax rates	(14,084)	16,366	49,348
Change in estimate	1,325	0	0
Change in valuation allowance	158,915	(3,549)	(74,825)
Non-deductible expenses	98,693	6,525	0
Income tax expense	$ 312,767	$ 1,003,126	$ 52,495